Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables	(a)This balance is made up as follows:
	2024	2023
	S/(000)	S/(000)

Trade payables (b)	96,549	107,327
Remuneration payable	36,405	27,792
Interest payable (d)	28,280	29,828
Taxes and contributions	18,747	17,225
Accounts payable related to the acquisition of property, plant and equipment, note 9(e)	17,122	9,379
Dividends payable, note 15(g)	11,097	10,322
Advances from customers	10,380	7,383
Contract liabilities	-	8,343
Board of Directors’ fees	5,243	4,700
Guarantee deposits	3,242	3,488
Account payable to the principal and affiliates, note 22	23	516
Other accounts payable	14,963	5,208

	242,051	231,511

(b)	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled within 60 to 120 days term.
(d)	Interest payable is normally settled semiannually throughout the financial year.